INVESTMENTS IN TRADING SECURITIES - Schedule of Gains and Losses on Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Unrealized gains and losses on investments	$ 368,507	$ (35,866)	$ (324,042)
Total investments	1,346,699	1,485,100	(31,723)
Marketable Equity Securities - Level 1 [Member] | Publicly traded investments [Member]
Schedule of Investments [Line Items]
Realized gains and losses on investments	931,440	1,481,192	43,726
Unrealized gains and losses on investments	385,076	2,552	(75,449)
Non-Marketable Debt Securities - Level 2 [Member] | Private bonds [Member]
Schedule of Investments [Line Items]
Total investments	937	0	0
Non-Marketable Equity Securities - Level 3 [Member] | Private investments [Member]
Schedule of Investments [Line Items]
Realized gains and losses on investments	0	(8,499)	0
Unrealized gains and losses on investments	$ 29,246	$ 10,110	$ 0